Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before taxes on income, as reported in the consolidated statements of operations	$ 7,517	$ 6,912	$ 17,866
Statutory tax rate	23.00%	23.00%	12.00%
Theoretical tax benefit	$ 1,729	$ 1,590	$ 2,144
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,729)	(1,590)	(2,144)
Actual tax expense